Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 13. Financial assets and liabilities at fair value

	December 31, 2022
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	4,060	4,060	—
Treasuries/governments bonds	15,048	15,048	—
Other interest-bearing securities except loans	57,144	57,144	—
Loans in the form of interest-bearing securities	54,257	54,877	620
Loans to credit institutions	22,145	21,747	-398
Loans to the public	207,737	204,543	-3,194
Derivatives	10,304	10,304	—
Total financial assets	370,695	367,723	-2,972

Borrowing from credit institutions	7,153	7,153	—
Borrowing from the public	—	—	—
Debt securities issued	319,117	318,900	-217
Derivatives	13,187	13,187	—
Total financial liabilities	339,457	339,240	-217

	December 31, 2021
			Surplus value (+)
Skr mn	Book value	Fair value	/Deficit value (-)
Cash and cash equivalents	11,128	11,128	—
Treasuries/governments bonds	10,872	10,872	—
Other interest-bearing securities except loans	45,881	45,881	—
Loans in the form of interest-bearing securities	46,578	47,991	1,413
Loans to credit institutions	20,775	20,993	218
Loans to the public	180,288	186,436	6,148
Derivatives	8,419	8,419	—
Total financial assets	323,941	331,720	7,779

Borrowing from credit institutions	5,230	5,230	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	279,770	280,294	524
Derivatives	14,729	14,729	—
Total financial liabilities	309,729	310,253	524

The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.

Determining fair value of financial instruments

The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.

Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.

SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For more information on determining the fair value of financial transactions, see Note 1.

In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.

The following tables show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.

Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2022
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	4,060	—	—	4,060	4,060
Loans in the form of interest-bearing securities	1,446	53,431	—	54,877	54,257
Loans to credit institutions	—	21,747	—	21,747	22,145
Loans to the public	—	204,543	—	204,543	207,737
Total financial assets in fair value hierarchy	5,506	279,721	—	285,227	288,199

	December 31, 2021
Loans and accounts receivable	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	11,128	—	—	11,128	11,128
Loans in the form of interest-bearing securities	1,970	46,021	—	47,991	46,578
Loans to credit institutions	—	20,993	—	20,993	20,775
Loans to the public	—	186,436	—	186,436	180,288
Total financial assets in fair value hierarchy	13,098	253,450	—	266,548	258,769

Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2022
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	7,153	—	7,153	7,153
Borrowing from the public	—	—	—	—	—
Debt securities issued	—	290,112	—	290,112	290,329
Total financial liabilities in fair value hierarchy	—	297,265	—	297,265	297,482

	December 31, 2021
Other financial liabilities	Fair value				Book value
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	5,230	—	5,230	5,230
Borrowing from the public	—	10,000	—	10,000	10,000
Debt securities issued	—	240,979	—	240,979	240,454
Total financial liabilities in fair value hierarchy	—	256,209	—	256,209	255,684

Financial assets reported at fair value in fair value hierarchy

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	2,366	12,682	—	15,048
Other interest-bearing securities except loans	21,342	35,802	—	57,144
Derivatives	—	10,201	103	10,304
Total financial assets in fair value hierarchy	23,708	58,685	103	82,496

	December 31, 2021
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	5,638	5,234	—	10,872
Other interest-bearing securities except loans	26,549	19,332	—	45,881
Derivatives	—	7,933	486	8,419
Total financial assets in fair value hierarchy	32,187	32,499	486	65,172

Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2022
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	2,252	26,536	28,788
Derivatives	—	8,568	4,619	13,187
Total financial liabilities in fair value hierarchy	—	10,820	31,155	41,975

	December 31, 2021
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	6,761	32,555	39,316
Derivatives	—	12,206	2,523	14,729
Total financial liabilities in fair value hierarchy	—	18,967	35,078	54,045

There were no transfers between levels during the period (year-end 2021: a transfer of Skr -1 million for derivatives was made from level 2 to level 3, due to an increased element of subjective assessment of the input in the valuation).

Financial assets and liabilities at fair value in Level 3

	December 31, 2022
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2022	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2022
Debt securities issued	-32,555	-4,267	10,255	—	—	2,641	-52	-2,558	-26,536
Derivatives, net	-2,037	0	221	—	—	-616	—	-2,084	-4,516
Net assets and liabilities	-34,592	-4,267	10,476	—	—	2,025	-52	-4,642	-31,052

	December 31, 2021
						Gains (+) and	Gains (+) and
						losses (-)	losses (-)	Currrency
	Jan 1,		Settlements	Transfers to	Transfers	through profit or	through other	exchange- rate	Dec 31,
Skr mn	2021	Purchases	& sales	Level 3	from Level 3	loss[1]	comprehensive income	effects	2021
Debt securities issued	-41,198	-10,372	19,337	—	—	196	-36	-482	-32,555
Derivatives, net	-263	5	-599	-1	—	411	—	-1,590	-2,037
Net assets and liabilities	-41,461	-10,367	18,738	-1	—	607	-36	-2,072	-34,592
1	Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2022, amounted to a Skr 2,024 million gain (year-end 2021: Skr 594 million gain) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3-instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations.The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. In the analysis, the correlations have been adjusted by +/-0.12, which represents the level SEK uses within its prudent valuation framework.For level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/-10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis - level 3

Assets and liabilities	December 31, 2022
		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-2,890	Correlation	0.12 - (0.12)	Option Model	-13	13
Interest rate	13	Correlation	0.12 - (0.12)	Option Model	—	—
FX	-1,528	Correlation	0.12 - (0.12)	Option Model	-34	34
Other	-111	Correlation	0.12 - (0.12)	Option Model	—	—
Sum derivatives, net	-4,516				-47	47
Equity	-10,797	Correlation	0.12 - (0.12)	Option Model	13	-13
		Credit spreads	10BP - (10BP)	Discounted cash flow	14	-14
Interest rate	-8,817	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	102	-102
FX	-6,750	Correlation	0.12 - (0.12)	Option Model	36	-36
		Credit spreads	10BP - (10BP)	Discounted cash flow	36	-36
Other	-172	Correlation	0.12 - (0.12)	Option Model	—	—
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-26,536				202	-202
Total effect on total comprehensive income					155	-155

	December 31, 2021
Assets and liabilities		Unobservable	Range of estimates for
Skr mn	Fair value	input	unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-892	Correlation	0.12 - (0.12)	Option Model	-3	3
Interest rate	-1	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,038	Correlation	0.12 - (0.12)	Option Model	-56	56
Other	-106	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,037				-59	59
Equity	-9,283	Correlation	0.12 - (0.12)	Option Model	3	-3
		Credit spreads	10BP - (10BP)	Discounted cash flow	10	-10
Interest rate	-11,900	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	58	-58
FX	-11,235	Correlation	0.12 - (0.12)	Option Model	59	-59
		Credit spreads	10BP - (10BP)	Discounted cash flow	50	-50
Other	-137	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-32,555				181	-181
Total effect on total comprehensive income					122	-122

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.

Fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value origination
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
Skr mn	December 31, 2022	December 31, 2021	2022	2021
CVA/DVA, net[1]	-51	-14	-37	3
OCA[2]	-32	-132	100	-24
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.